Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 369,642,856.00
Previously Paid Amount	15,310.00
Total Fee Amount	56,592.32
Total Offset Amount	0.00
Net Fee	$ 41,282.32